UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James R. Arnold, President
                                         Managed Portfolio Series,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Fl
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6802

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

ATAC Beta Rotation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


ATAC Inflation Rotation Fund
--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  934285607
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524607
    Meeting Type:  Special
    Meeting Date:  11-Dec-2015
          Ticker:  SCHA
            ISIN:  US8085246077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WALTER W. BETTINGER II                                    Mgmt          No vote
       MARIE A. CHANDOHA                                         Mgmt          No vote
       JOSEPH R. MARTINETTO                                      Mgmt          No vote
       ROBERT W. BURNS                                           Mgmt          No vote
       JOHN F. COGAN                                             Mgmt          No vote
       STEPHEN T. KOCHIS                                         Mgmt          No vote
       DAVID L. MAHONEY                                          Mgmt          No vote
       KIRAN M. PATEL                                            Mgmt          No vote
       KIMBERLY S. PATMORE                                       Mgmt          No vote
       CHARLES A. RUFFEL                                         Mgmt          No vote
       GERALD B. SMITH                                           Mgmt          No vote
       JOSEPH H. WENDER                                          Mgmt          No vote



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ James R. Arnold
Name                 James R. Arnold
Title                President
Date                 8/9/2016